Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenues:
Revenues	$ 9,039,883	$ 6,955,930	$ 5,358,656
Interest expense	77,084	84,870	87,177
Net revenues	8,185,329	6,010,874	3,892,976
Expenses:
Cost of sales	470,870	338,588	319,641
Compensation and benefits	3,551,124	2,940,863	1,824,891
Floor brokerage and clearing fees	301,860	266,592	223,140
Selling, general and other expenses	1,278,447	1,078,956	1,009,643
Interest expense	77,084	84,870	87,177
Depreciation and amortization	157,420	158,439	152,871
Total non-compensation expenses	1,814,811	1,588,857	1,472,831
Total expenses	5,836,805	4,868,308	3,617,363
Income before income taxes and income (loss) related to associated companies	2,348,524	1,142,566	275,613
Income (loss) related to associated companies	(94,419)	(75,483)	202,995
Income before income taxes	2,254,105	1,067,083	478,608
Income tax provision (benefit)	576,729	298,673	(483,955)
Net income	1,677,376	768,410	962,563
Net (income) loss attributable to the noncontrolling interests	(3,850)	5,271	1,847
Net loss attributable to the redeemable noncontrolling interests	826	1,558	286
Preferred stock dividends	(6,949)	(5,634)	(5,103)
Net income attributable to Jefferies Financial Group Inc. common shareholders	$ 1,667,403	$ 769,605	$ 959,593
Basic earnings per common share attributable to Jefferies Financial Group Inc. common shareholders:
Net income (in dollars per share)	$ 6.29	$ 2.68	$ 3.07
Diluted earnings per common share attributable to Jefferies Financial Group Inc. common shareholders:
Net income (in dollars per share)	$ 6.13	$ 2.65	$ 3.03
Jefferies Group
Revenues:
Interest expense	$ 854,554	$ 945,056	$ 1,465,680
Expenses:
Interest expense	854,554	945,056	1,465,680
Commissions and other fees
Revenues:
Revenues	896,015	822,248	675,772
Principal transactions
Revenues:
Revenues	1,623,713	1,916,508	559,300
Investment banking
Revenues:
Revenues	4,365,699	2,501,494	1,526,992
Interest income
Revenues:
Revenues	943,336	997,555	1,603,940
Other revenues
Revenues:
Revenues	$ 1,211,120	$ 718,125	$ 992,652